SEGMENTED REPORTING	12 Months Ended
Aug. 31, 2025
Disclosure of operating segments [abstract]
SEGMENTED REPORTING [Text Block]

14. SEGMENTED REPORTING

The Company operates in one segment being the development of the Waterberg Project in South Africa.  The Company operates in two geographical areas being Canada and South Africa.  The Company's main asset, the Waterberg Project is located in the Republic of South Africa.

At August 31, 2025	Non Current Assets

Canada	$3,302
South Africa	46,742
$50,044

At August 31, 2024	Non Current Assets

Canada	$3,773
South Africa	44,091
$47,864